Employee benefits liabilities - Disclosure of maturity profile of defined benefit obligation (Details) € in Millions	Dec. 31, 2025 EUR (€)
2026 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 1,751
2026 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	119
2027 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,738
2027 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	118
2028 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,694
2028 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	117
2029 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,684
2029 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	115
2030 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,665
2030 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	114
2031-2035 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	7,909
2031-2035 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 553